Subsequent Events (Narrative) (Details) $ in Millions				3 Months Ended		12 Months Ended
	Jan. 04, 2021 shares	Nov. 02, 2020 property	Oct. 01, 2020 shares	Mar. 19, 2021 USD ($)	Dec. 31, 2020 property	Dec. 31, 2020 property shares	Mar. 31, 2021 property	Apr. 30, 2020 property	Dec. 31, 2019 property	Mar. 31, 2019 property
Subsequent Event [Line Items]
Stock dividends (in shares) | shares			0.01349			0.02716
Assets held for sale
Subsequent Event [Line Items]
Number of properties held for sale					11	11
Seniors Housing Communities | Assets held for sale
Subsequent Event [Line Items]
Number of properties held for sale								11		1
Seniors Housing Communities | Michigan | Assets held for sale
Subsequent Event [Line Items]
Number of properties held for sale					4	4			14
Number of properties disposed		11			11
Subsequent Event
Subsequent Event [Line Items]
Stock dividends (in shares) | shares	0.01349
Proceeds from government assistance | $				$ 5.1
Subsequent Event | Seniors Housing Communities | Michigan | Assets held for sale
Subsequent Event [Line Items]
Number of properties held for sale							4